Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2017
Changes in Carrying Amount of Goodwill by Each Segment

The changes in the carrying amount of goodwill by each segment for the fiscal years ended March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥143,918	¥70,753	¥65,231	¥279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	143,918	70,753	51,640	266,311

Goodwill impairment loss	—	(2,368)	(6,131)	(8,499)
Foreign currency translation adjustment	9	(22)	(3,167)	(3,180)
Sale of a consolidated subsidiary	—	—	(10,937)	(10,937)

Balance at end of year
Gross goodwill	143,927	70,731	51,127	265,785
Accumulated impairment losses	—	(2,368)	(19,722)	(22,090)

	¥143,927	¥68,363	¥31,405	¥243,695

	Millions of yen
	2017
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥143,927	¥70,731	¥51,127	¥265,785
Accumulated impairment losses	—	(2,368)	(19,722)	(22,090)

	143,927	68,363	31,405	243,695

Goodwill impairment loss	(4,076)	(5,887)	—	(9,963)
Foreign currency translation adjustment	(846)	27	(1,942)	(2,761)

Balance at end of year
Gross goodwill	143,081	70,758	49,185	263,024
Accumulated impairment losses	(4,076)	(8,255)	(19,722)	(32,053)

	¥139,005	¥62,503	¥29,463	¥230,971

Other Intangible Assets

Other intangible assets, as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,035,821	¥761,630	¥274,191
Internal-use software	1,433,751	1,172,861	260,890
Software acquired to be used in manufacture of handsets	252,610	220,658	31,952
Rights to use telecommunications facilities of wireline operators	19,064	8,009	11,055
Other	51,470	38,891	12,579

Total amortizable intangible assets	¥2,792,716	¥2,202,049	¥590,667

Unamortizable intangible assets:
Trademarks and trade names			¥13,052
Spectrum related assets			11,294

Total unamortizable intangible assets			¥24,346

Total			¥615,013

	Millions of yen
	2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,093,449	¥831,067	¥262,382
Internal-use software	1,502,350	1,233,568	268,782
Software acquired to be used in manufacture of handsets	258,682	231,136	27,546
Rights to use telecommunications facilities of wireline operators	19,099	8,379	10,720
Other	39,597	29,793	9,804

Total amortizable intangible assets	¥2,913,177	¥2,333,943	¥579,234

Unamortizable intangible assets:
Trademarks and trade names			¥11,348
Spectrum related assets			18,194

Total unamortizable intangible assets			¥29,542

Total			¥608,776